Retirement Benefits (Components of Net Periodic Postretirement Benefit Cost) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 5	$ 4
Interest cost	80	88	93
Amortization of transition obligation	17	17	17
Amortization of prior service costs	15	15	15
Amortization of unrecognized loss	25	26	17
Net postretirement benefit cost included in compensation and employee benefits	$ 143	$ 151	$ 146